Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year(1)	Summary Compensation Table (SCT) Total for Principal Executive Officer (PEO) ($)	CAP to PEO(2)(3) ($)	Avg SCT Total for non-PEO NEOs ($)	Avg CAP to non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	CSM: Adjusted Cash Flow from Operations*(6) ($)
					TSR(4) ($)	Peer Group TSR(4)(5) ($)
2022	20,672,072	54,746,734	5,388,919	11,074,607	166.57	106.08	4,896,000,000	3,913,000,000
2021	19,876,767	38,893,119	5,274,973	9,100,357	116.47	91.84	7,005,000,000	4,475,000,000
2020(7)	20,807,144	14,601,902	5,526,430	2,671,853	90.08	82.41	3,189,000,000	5,135,000,000
* This metric is a non-GAAP financial measure. For more information, see “Appendix A - Use of Non-GAAP Financial Measures.”

Company Selected Measure Name	Adjusted Cash Flow from Operations
Named Executive Officers, Footnote [Text Block]	Ms. Warden is included as the Principal Executive Officer (PEO), CEO, for years 2022, 2021 and 2020. Messrs. Keffer, Bromberg, Caylor and Jones are included in the non-PEO NEO averages for 2022. Messrs. Keffer, Caylor, Larson and Ms. Petryszyn are included in the non-PEO NEO averages for 2021. Messrs. Keffer, Caylor, Larson, Pamiljans and Bedingfield are included in the non-PEO NEO averages for 2020.
Peer Group Issuers, Footnote [Text Block]	Standard & Poor’s (S&P) Aerospace and Defense (A&D) Index as disclosed in the Company’s Annual Report on Form 10-K, filed on January 26, 2023.
PEO Total Compensation Amount	$ 20,672,072	$ 19,876,767	$ 20,807,144
PEO Actually Paid Compensation Amount	$ 54,746,734	38,893,119	14,601,902
Adjustment To PEO Compensation, Footnote [Text Block]	The CAP calculations for the PEO and non-PEO NEOs are included in the table below, as defined by the SEC. The non-PEO NEOs reflect an average for each year.
CAP Calculation =
Summary Compensation Table
- Annual stock award
- Change in pension value (a)
+ Pension service cost
± Fair value of current year equity awards, annual change in fair value as of year-end for unvested awards, fair value as of vesting of awards granted and vested in year, annual change in value as of vesting of prior year's awards, annual change in value of prior year's awards forfeited and value of dividends or other earnings paid on stock

Year	CAP Calculation (per SEC)
	PEO
	SCT Total	Annual Stock Award	Change in Pension Value	Pension Service Cost	Prior Pension Service Cost	Equity Value	Total
2022 ($M)	20.7	(14.3)	—	0.52	—	47.8	54.7
2021 ($M)	19.9	(13.5)	(0.40)	0.51	—	32.4	38.9
2020 ($M)	20.8	(13.5)	(1.14)	0.42	—	8.0	14.6
Key components that factor into the amount reported as CAP (in accordance with the SEC definition) are the Company’s year-end stock value and equity awards. Executives receive the value of their equity grants only upon vesting. The value reflected for unvested grants, as calculated in CAP, does not reflect value actually received or realized by the executives during the covered year. The equity component of CAP for fiscal years 2022, 2021 and 2020 are further detailed in the table below. The equity values were calculated in accordance with the SEC methodology for determining CAP for each year shown.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Equity Valuation
	PEO
	Fair Value of Current Year Equity Awards as of Year-End	Annual Change in Fair Value as of Year-End for Unvested Awards	Fair Value as of Vesting of Awards Granted and Vested in Year	Annual Change in Value as of Vesting of Prior Year's Awards	Annual Change in Value of Prior Year's Awards Forfeited	Value of Dividends or Other Earnings Paid on Stock	Total Equity Value Included in CAP
2022 ($M)	25.5	13.2	—	8.2	—	0.9	47.8
2021 ($M)	22.5	4.7	—	4.4	—	0.8	32.4
2020 ($M)	11.6	(3.1)	—	(0.9)	—	0.4	8.0
In 2022 and 2021, the fair value of the grants awarded in the respective years increased at the end of the year due to the growth in stock price, which is a key driver of the amount of, and change in, CAP year-over-year. The grant date aggregate fair value of the grants awarded in 2020 was higher compared to the fair value at the end of the year due to the decrease in stock price.
The Company’s relative TSR and operational metrics score determine the number of performance shares that vest for each three-year cycle, ranging from 0% to 200% for the 2022 and 2021 RPSR grants, and 0% to 150% for the RPSR grants awarded in 2020, 2019 and 2018. The executive RPSR performance scores were 135%, 122% and 105%, in 2022, 2021, and 2020, respectively, which contributed to an increase in CAP year-over-year, along with the increase in stock price.
	Mr. Bedingfield terminated his employment in 2020 and was not retirement eligible. He forfeited nearly $8M in equity value. The average non-PEO NEO CAP in 2020 was greatly impacted by the forfeited awards. Additional details included in footnote seven
Non-PEO NEO Average Total Compensation Amount	$ 5,388,919	5,274,973	5,526,430
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,074,607	9,100,357	2,671,853
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	CAP Calculation (per SEC)
	Non-PEO NEOs (Avg)
	SCT Total	Annual Stock Award	Change in Pension Value	Pension Service Cost	Prior Pension Service Cost	Equity Value	Total
2022 ($M)	5.4	(3.4)	—	0.05	—	9.1	11.1
2021 ($M)	5.3	(3.1)	(0.09)	0.06	—	7.0	9.1
2020 ($M)	5.5	(2.8)	(0.41)	0.09	—	0.3	2.7
a.The change in pension value amounts relate solely to the increased present value of the NEO’s pension plan benefits using mandatory SEC assumptions, see additional information in the Summary Compensation Table on page 72.

Year	Equity Valuation
	Non-PEO NEOs (Avg)
	Fair Value of Current Year Equity Awards as of Year-End	Annual Change in Fair Value as of Year-End for Unvested Awards	Fair Value as of Vesting of Awards Granted and Vested in Year	Annual Change in Value as of Vesting of Prior Year's Awards	Annual Change in Value of Prior Year's Awards Forfeited	Value of Dividends or Other Earnings Paid on Stock	Total Equity Value Included in CAP
2022 ($M)	5.6	2.2	—	1.2	—	0.1	9.1
2021 ($M)	5.0	1.0	0.2	0.7	—	0.1	7.0
2020 ($M)	2.4	(0.5)	—	(0.1)	(1.6)	0.1	0.3
In 2022 and 2021, the fair value of the grants awarded in the respective years increased at the end of the year due to the growth in stock price, which is a key driver of the amount of, and change in, CAP year-over-year. The grant date aggregate fair value of the grants awarded in 2020 was higher compared to the fair value at the end of the year due to the decrease in stock price.
The Company’s relative TSR and operational metrics score determine the number of performance shares that vest for each three-year cycle, ranging from 0% to 200% for the 2022 and 2021 RPSR grants, and 0% to 150% for the RPSR grants awarded in 2020, 2019 and 2018. The executive RPSR performance scores were 135%, 122% and 105%, in 2022, 2021, and 2020, respectively, which contributed to an increase in CAP year-over-year, along with the increase in stock price.
	Mr. Bedingfield terminated his employment in 2020 and was not retirement eligible. He forfeited nearly $8M in equity value. The average non-PEO NEO CAP in 2020 was greatly impacted by the forfeited awards. Additional details included in footnote seven.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
As shown in the chart below, the Company’s three-year cumulative TSR outperformed the companies included in the S&P A&D Index. In alignment with our performance over this period, CAP as defined by the SEC and reflected in the table above, incrementally increased year-over-year. The PEO and other non-PEO NEOs’ CAP amounts are aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance.
The RPSR equity awards account for a significant portion of CAP and our executives’ total compensation. As noted above, rTSR is identified as a key performance measure.
Relative TSR accounts for 1/3 of the RPSR performance metrics, as defined on page 65. The rTSR metric provides the most direct line of sight to shareholder value creation, while aligning with long-term shareholder considerations. Relative TSR reflects shareholder value created from strategic business decisions that are assessed through financial metrics like Adjusted Cumulative FCF* and ROIC. The chart below depicts the alignment between CAP and the three-year average for rTSR.

Tabular List [Table Text Block]
These key financial performance measures are as follows:

Performance Measures	Type
Adjusted Cumulative FCF*	RPSR Metric
Relative TSR	RPSR Metric
Return on Invested Capital* (ROIC)	RPSR Metric
Absolute TSR	Value of LTI
Adjusted Cash Flow from Operations*	CSM/AIP Metric
* This metric is a non-GAAP financial measure. For more information, see “Appendix A - Use of Non-GAAP Financial Measures.”

Total Shareholder Return Amount	$ 166.57	116.47	90.08
Peer Group Total Shareholder Return Amount	106.08	91.84	82.41
Net Income (Loss)	$ 4,896,000,000	$ 7,005,000,000	$ 3,189,000,000
Company Selected Measure Amount	3,913,000,000	4,475,000,000	5,135,000,000
PEO Name	Ms. Warden
Additional 402(v) Disclosure [Text Block]	Includes vested RPSR and RSR values as reported in the PEO and non-PEO NEOs' W-2 tax statements for each respective year.Mr. Keffer had no equity vestings in 2022, 2021 and 2020.Mr. Bromberg had a prorated salary and bonus payout for days worked and no equity vestings in 2022.Messrs. Keffer and Bedingfield had prorated salaries for days worked in 2020. In addition, Mr. Keffer received a prorated bonus payout.
RSPR Performance Score	1.35	1.22	1.05
Performance Share Range, Minimum	0	0	0	0	0
Performance Share Range, Maximum	2	2	1.50	1.50	1.50
Equity Forfeited Related to Termination			$ 8,000,000
Non-PEO NEO Average Total Compensation Amount (with exclusions)			4,500,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
The PEO and non-PEO NEOs' target compensation and realized pay reflect an accurate depiction of earned compensation. We provide an attractive, flexible, and market-based total compensation program tied to performance and aligned with the interests of our shareholders. A significant portion of executive compensation is delivered in equity, the vesting and value of which provides alignment with shareholder returns. The following charts show the target compensation mix for our PEO and non-PEO NEOs.
In addition, realized pay more accurately represents earned compensation, inclusive of paid base salary, annual bonus payouts and the value of RPSRs and RSRs that vested during the fiscal year. While CAP includes unvested awards that are assessed based on the year-end fair market value, they do not account for the Company's performance results; they merely reflect the estimated value. When the awards vest, we are better able to determine the impact of our performance measures.
The PEO and non-PEO NEOs' earned compensation is dependent on the performance results and specific circumstances. As noted above in footnote three of the Pay Versus Performance table, the Company's RPSR grant's metric performance increased year-over-year with results of 135%, 122% and 105% in 2022, 2021, and 2020, respectively. Included in the realized pay table below, the PEO's compensation incrementally increased over time, influenced by the Company's performance. While the non-PEO NEOs' average compensation factored in metric performance, there were specific nuances that impacted the earned compensation, such as timing of onboarding new executives, prorated compensation for days of service, and the vesting schedule for a merger-related grant.
While CAP reflects one way to assess earned compensation, we believe the elements included in the realized pay calculation represents the PEO and non-PEO NEOs' pay received.
The table below captures realized pay versus CAP for each year shown.

Year	Realized Pay for PEO ($M)(1)	CAP to PEO ($M)	Avg Realized Pay for non-PEO NEOs ($M)(1)(2)	Avg CAP to non-PEO NEOs ($M)
2022(3)	26.9	54.7	3.4	11.1
2021	15.4	38.9	3.8	9.1
2020(4)	11.8	14.6	5.2	2.7

Measure Name	Adjusted Cumulative FCF*
Non-GAAP Measure Description [Text Block]	Adjusted Cash Flow from Operations* was selected as the CSM to focus on an annual metric, per SEC guidance. This metric emphasizes the importance of generating cash for strategy execution and enables management to make capital investment decisions, which were impacted in 2022 and 2021 by changes in tax law and pension reimbursements. Since it has a stronger focus on our annual performance rather than long-term performance, the impact of Adjusted Cash Flow from Operations* on CAP is moderate compared to the LTI plan metrics. While the Company is required to include net income as a metric in the Pay Versus Performance table, we do not believe the metric is an appropriate selection for analyzing CAP, as defined by the SEC. Net income is not used to measure compensation due to the non-operational impacts of the annual mark-to-market pension and OPB adjustments, which include actuarial gains and losses that can vary significantly from year to year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Non-GAAP Measure Description [Text Block]	TSR has been calculated in the same manner as under S-K 402(v)(2)(iv).
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital* (ROIC)
Non-GAAP Measure Description [Text Block]	Adjusted Cash Flow from Operations*, as defined on page 60, is the Company Selected Measure (CSM), linking performance for the most recently completed fiscal year to CAP for the PEO and non-PEO NEOs. The selected measure focuses on cash generation for strategy execution and enables management to make capital investment decisions that support long-term profitable growth. For more information, including how the measure is calculated, see “Appendix A - Use of Non-GAAP Financial Measures” on page 115.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Cash Flow from Operations*
PEO [Member] | Adjustment, Annual Stock Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,300,000)	$ (13,500,000)	(13,500,000)
PEO [Member] | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(400,000)	(1,140,000)
PEO [Member] | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	520,000	510,000	420,000
PEO [Member] | Adjustment, Prior Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	47,800,000	32,400,000	8,000,000.0
PEO [Member] | Fair Value of Current Year Equity Awards as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	25,500,000	22,500,000	11,600,000
PEO [Member] | Annual Change in Fair Value as of Year-End for Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	13,200,000	4,700,000	(3,100,000)
PEO [Member] | Fair Value as of Vesting of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Annual Change in Value as of Vesting of Prior Year's Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	8,200,000	4,400,000	(900,000)
PEO [Member] | Annual Change in Value of Prior Year's Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	900,000	800,000	400,000
Non-PEO NEO [Member] | Adjustment, Annual Stock Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,400,000)	(3,100,000)	(2,800,000)
Non-PEO NEO [Member] | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(90,000.00)	(410,000)
Non-PEO NEO [Member] | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,000.00	60,000.00	90,000.00
Non-PEO NEO [Member] | Adjustment, Prior Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,100,000	7,000,000.0	300,000
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	5,600,000	5,000,000.0	2,400,000
Non-PEO NEO [Member] | Annual Change in Fair Value as of Year-End for Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,200,000	1,000,000.0	(500,000)
Non-PEO NEO [Member] | Fair Value as of Vesting of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	200,000	0
Non-PEO NEO [Member] | Annual Change in Value as of Vesting of Prior Year's Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,200,000	700,000	(100,000)
Non-PEO NEO [Member] | Annual Change in Value of Prior Year's Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	(1,600,000)
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 100,000	$ 100,000	$ 100,000